Inventories (Tables)	9 Months Ended
Sep. 30, 2016
Inventories (Tables) [Abstract]
Inventory Disclosure Tables [Text Block]
	September 30,	December 31,
	2016	2015
Finished goods	$733.183	$670.291
Health care supplies	357.778	395.342
Raw materials and purchased components	232.561	206.525
Work in process	83.072	68.593
Inventories	$1.406.594	$1.340.751